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VIA EDGAR


May 5, 2008


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   FS Variable Separate Account ("Registrant")
      First SunAmerica Life Insurance Company ("Depositor")
      Polaris II A-Class Platinum Series Variable Annuity
      File No. 333-128124 and 811-08810


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2008 for Registrant on behalf of the Polaris II A-Class Platinum Series Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 29, 2008, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,


/s/ Lucia Williams
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Lucia Williams
Supervising Director, Variable Product Regulation